Segment reporting - Segments (Details) € in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2022 EUR (€) segment	Sep. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Segment reporting
Number of reportable segments | segment			2
Revenues	€ 5,735	€ 4,938	€ 17,066	€ 13,941
Cost of sales	(4,089)	(2,997)	(11,738)	(9,549)
Gross profit	€ 1,646	€ 1,941	€ 5,328	€ 4,392
Gross profit margin (as a percent)	28.70%	39.30%	31.20%	31.50%
Operating Expenses	€ (5,254)	€ (4,505)	€ (15,055)	€ (14,162)
Other operating expenses	(159)	(101)	(573)	(486)
Other operating income	1,227	1,177	4,685	2,203
Operating loss	(2,540)	(1,488)	(5,615)	(8,053)
Finance costs	(6,175)	(648)	(6,333)	(3,795)
Finance income	8	1,336	610	163
Financial result	(6,167)	688	(5,723)	(3,632)
Loss before income taxes	(8,707)	(800)	(11,338)	(11,685)
Income tax income (expense)	5		84	52
Net loss	(8,702)	(800)	(11,254)	(11,633)	€ (10,586)	€ (15,481)	€ (13,978)
Systems
Segment reporting
Revenues	2,704	2,497	7,732	7,258
Cost of sales	(2,053)	(1,395)	(5,967)	(4,819)
Gross profit	€ 651	€ 1,102	€ 1,765	€ 2,439
Gross profit margin (as a percent)	24.10%	44.10%	22.80%	33.60%
Services
Segment reporting
Revenues	€ 3,031	€ 2,441	€ 9,334	€ 6,683
Cost of sales	(2,036)	(1,602)	(5,771)	(4,730)
Gross profit	€ 995	€ 839	€ 3,563	€ 1,953
Gross profit margin (as a percent)	32.80%	34.40%	38.20%	29.20%
Operating segments
Segment reporting
Revenues	€ 5,735	€ 4,938	€ 17,066	€ 13,941
Operating segments | Systems
Segment reporting
Revenues	2,874	2,513	8,486	8,887
Operating segments | Services
Segment reporting
Revenues	3,031	2,441	9,334	6,683
Inter-segment
Segment reporting
Revenues	(170)	(16)	(754)	(1,629)
Inter-segment | Systems
Segment reporting
Revenues	€ (170)	€ (16)	€ (754)	€ (1,629)